Nature of Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business
COMPASS Pathways plc, or the Company, is a mental health care company dedicated to accelerating patient access to evidence-based innovation in mental health. The Company is developing psilocybin therapy through late-stage clinical trials in Europe and North America for patients with treatment-resistant depression.
The Company is a public limited company incorporated in England and Wales and was originally incorporated under the name COMPASS Rx Limited before being renamed COMPASS Pathways plc as part of our corporate reorganization as more particularly described below. Prior to and in contemplation of the consummation of the Company's initial public offering, or IPO, of American Depositary Shares, or ADSs, the Company undertook a corporate reorganization. The corporate reorganization took place in several steps, all of which have been completed. The Company refers to the following steps, which are discussed in more detail below, as the “corporate reorganization”.
• Prior to the corporate reorganization, the holding company of the COMPASS group was COMPASS Pathfinder Holdings Limited.
• Pursuant to the terms of a share for share exchange completed on August 7, 2020, all of the shareholders of COMPASS Pathfinder Holdings Limited, which, until the corporate reorganization was the holding company of the COMPASS group, exchanged each of the shares held by them for 1,161 of the same class, with the same shareholder rights, of newly issued shares of COMPASS Rx Limited and, as a result, COMPASS Pathfinder Holdings Limited became a wholly owned subsidiary of COMPASS Rx Limited. This share exchange had the effect of a 1:1,161 share split. No shareholder rights or preferences changed as a result of the share for share exchange. COMPASS Pathfinder Holdings Limited is a private limited liability company incorporated under the laws of England and Wales and its primary offices are in London, United Kingdom (“UK”). COMPASS Pathfinder Holdings Limited has one wholly-owned subsidiary, COMPASS Pathfinder Limited, whose primary office is in London, United Kingdom. COMPASS Pathfinder Limited has one wholly-owned subsidiary, COMPASS Pathways Inc. whose primary office is located in New York, United States of America.
• Pursuant to Part 17 of the Companies Act 2006, on August 19, 2020, COMPASS Rx Limited reduced its share capital by way of a reduction of the nominal value of each share in the capital of COMPASS Rx Limited from £1.00 to £0.001 in order to satisfy the net asset test requirement in section 92 of the Companies Act 2006 for the re-registration of COMPASS Rx Limited as a public limited company and to create distributable reserves in order to support future distribution activities by the Company (although we note that none is currently planned).
• COMPASS Rx Limited was re-registered as a public limited company and renamed COMPASS Pathways plc, effective on August 21, 2020. COMPASS Pathways plc is a holding company with nominal activity.
• Immediately prior to the completion of the Company’s IPO on September 22, 2020, the different classes of issued share capital of COMPASS Pathways plc were reorganized on a one-for-0.1136 basis into a single class of 27,305,331 ordinary shares by way of a reverse share split, which was retroactively restated in our condensed consolidated financial statements. As part of this reverse share split, the nominal value of COMPASS Pathways plc’s ordinary shares changed from £0.001 per share to £0.008 per share and a single, non-voting deferred share with a nominal value of £21,921.504 in the capital of the Company was created and transferred to the Company.
• On September 22, 2020, the Company completed the IPO. In the IPO, the Company sold an aggregate of 8,625,000 ADSs representing the same number of ordinary shares, including 1,125,000 ADSs pursuant to the underwriters’ over-allotment right option to purchase additional ADSs, at a public offering price of $17.00 per ADS. Net proceeds were approximately $132.8 million, after deducting underwriting discounts and commissions and other offering expenses.
COMPASS Pathways plc is a continuation of COMPASS Pathfinder Holdings Limited and its subsidiaries, and the corporate reorganization has been accounted for as a combination of entities under common control. The corporate reorganization associated with the IPO has been given retrospective effect in these historical unaudited condensed consolidated financial statements and such financial statements represent the financial statements of COMPASS Pathways plc. In connection with the corporate reorganization, outstanding restricted share awards and option grants of COMPASS Pathfinder Holdings Limited were exchanged for share awards and option grants of COMPASS Pathways plc with identical restrictions.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Therapeutic candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s therapeutic development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from sales.
The Company has funded its operations primarily with proceeds from the sale of its convertible preferred shares, the issuance of convertible notes, and more recently through the sale of American Depository Shares in connection with the September 2020 IPO and its $154.8 million May 2021 follow-on offering, including the underwriters’ exercise of their over-allotment option. On October 8, 2021, the Company entered into a Sales Agreement with Cowen and Company, LLC (“Cowen”), under which the Company may issue and sell from time to time up to $150,000,000 of its ADSs, each representing one ordinary share, through Cowen as the sales agent. Sales of our ADSs, if any, will be made at market prices. The Company has incurred recurring losses since its inception, including net losses of $46.1million and $41.5 million for the nine months ended September 30, 2021 and 2020, respectively. In addition, as of September 30, 2021, the Company had an accumulated deficit of $144.0 million. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.
The Company believes the cash and cash equivalents on hand as of September 30, 2021 of $294.0 million will be sufficient to fund its operating expenses and capital expenditure requirements through to 2024.
The Company continues to assess its business plans and the impact which the ongoing COVID-19 pandemic may have on its ability to advance the development and manufacturing of COMP360 as a result of adverse impacts on the research sites, service providers, vendors, or suppliers on whom it relies, or to raise further financing to support the development of its investigational COMP360 psilocybin therapy. No assurances can be given that this analysis will enable the Company to avoid any future impact from the ongoing COVID-19 pandemic or the emergency of new variants, including downturns in business sentiment generally or in its sector in particular. The Company cannot currently predict the scope and severity of any future potential business shutdowns or disruptions, but if the Company or any of the third parties on whom it relies or with whom the Company conducts business were to experience additional shutdowns or other business disruptions, the Company’s ability to conduct its business in the manner and on the timelines presently planned could be materially and adversely impacted.